Selling, General And Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Selling, General And Administrative Expenses [Abstract]
Schedule Of Selling, General And Administrative Expenses

	Year ended December 31,
	2014	2013	2012
Personnel expenses	$130,254	$46,362	$37,517
Share-based compensation	68,152	9,292	7,128
Travel expenses	17,501	6,728	7,098
Professional services	32,359	13,253	17,906
Office expenses	21,678	3,443	3,506
Directors expenses	3,441	3,393	4,786
Mark-to-market on derivative instruments and foreign currency results	3,735	115	(2,914)
Other expenses	22,772	6,493	8,382
	$299,892	$89,079	$83,409